Global MegaTrends Fund (Prospectus Summary): | Global MegaTrends Fund
MegaTrends Fund (formerly, the Global MegaTrends Fund)

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Institutional Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE PROSPECTUS DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”

On page 2 of the prospectus, the fifth paragraph under the heading Principal Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

On page 2 of the prospectus, the following language should be added as the second paragraph under the heading Performance Information :
On December 12, 2012, the investment strategy was changed to its current form. Consequently, prior period performance may have been different under the current investment strategy.